Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of income tax payables and receivables
Income tax payables and receivables are comprised of the following:

	As of December 31,
In thousands of USD	2023	2024
Income Tax Prepayments	2,000	3,041
Total Income tax receivables	2,000	3,041
Income Tax Payables	547	869
Provision for Income Tax	12,880	12,641
Total Income tax payables	13,427	13,510

Schedule of reconciliation of tax expense and the effective tax rate
The reconciliation of tax expense and the effective tax rate was as follows:

	For the year ended December 31,
In thousands of USD	2022	2023	2024
Loss before Income tax from continuing operations	(206,162)	(98,600)	(97,559)
Loss before Income tax from discontinued operations	(25,128)	(4,917)	—
Loss before income tax	(231,290)	(103,517)	(97,559)
Statutory tax rate(1)	19.25%	27.98%	27.27%
Expected income tax benefit	44,512	28,963	26,603

Tax effects of:
Sundry permanent differences	(1,141)	(2,547)	(4,891)
Effect of functional to local reporting currency in Germany	(4,948)	(3,040)	(4,976)
Equity Transaction costs	18	8	1,386
Share based payments	(1,734)	(1,506)	(1,670)
Tax Expenses	(1,438)	19	1,321
Bad debt expense	(1,180)	(1,841)	(2,784)
Management fees	(4,367)	(4,268)	(9,289)
Interest expense	(777)	(567)	(385)

Unrecognized deferred tax asset arising from timing differences relating to:
FX unrealized gain/loss	863	(1,407)	1,851
Share based payments	277	85	(38)
Tax Expenses	192	3,328	322
Sundry temporary differences	(101)	1,079	(766)

Minimum tax	(637)	(665)	(554)
Deferred tax not recognized (mainly tax losses carried forward)	(31,573)	(20,885)	(8,281)
Deferred tax: relating to origination and reversal of temporary differences and tax losses	(4,946)	2,583	606

Income tax expense	(6,979)	(661)	(1,546)
Effective tax rate	3.02%	0.64%	1.58%
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(1)The Statutory tax rate consists of an average tax rate weighted in proportion to accounting profit/(loss) in each geographical territory.

Schedule of components of income tax expense
Income tax expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2022	2023	2024
Current tax (expense) / income	(2,033)	(3,244)	(2,152)
Deferred tax (expense) / income	(4,946)	2,583	606
Total Income tax (expense) / income	(6,979)	(661)	(1,546)

Schedule of tax losses available for offsetting against future taxable profits
Tax losses available for offsetting against future taxable profits were as follows:

				As of December 31,
				2022	2023	2024
In thousands of USD Country	Duration	Rate		Accumulated tax loss [gross]	Accumulated tax loss [gross]	Accumulated tax loss [gross]
Germany **	Indefinite	30.2%	*	(27,142)	(36,125)	(43,942)
Morocco	4 years	31.0%		(37,863)	(29,780)	(23,636)
Egypt	5 years	22.5%		(100,454)	(62,390)	(32,426)
Nigeria	Indefinite	30.0%		(252,909)	(137,013)	(17,837)
South Africa	Indefinite	28.0%		(53,251)	(56,532)	(56,638)
Kenya	10 Years	30.0%		(86,933)	(74,817)	(105,886)
Ivory Coast	5 years	25.0%		(35,101)	(30,144)	(9,233)
Ghana	3 years	25.0%		(6,852)	(6,316)	(4,255)
Other	N/A	N/A		(81,040)	(71,163)	(90,791)
Total				(681,545)	(504,280)	(384,644)
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*	In Germany, the calculation of current tax is based on a combined tax rate of 30.2%, consisting of a corporate income tax rate of 15.8% and a trade tax rate of 14.4%.

**
Accumulated tax losses related to Trade Tax amount to USD 71,057 thousand as of December 31, 2024 (USD 64,942 thousand as of December 31, 2023 and USD 53,474 thousand as of December 31, 2022), not included in the table above.